Net Other Operating (Income) Loss (Tables)	12 Months Ended
Dec. 31, 2022
Analysis of income and expense [abstract]
Disclosure of components of net other operating (income) Loss
Net other operating (income) loss includes the following:

Year ended Dec. 31	2022	2021	2020
Alberta Off-Coal Agreement	(40)	(40)	(40)
Liquidated damages recoverable	(12)	—	—
Insurance recoveries	(7)	—	—
Supplier and other contract settlements	5	34	—
Onerous contract provisions	—	14	29
Retail power contract amortization (Note 27)	(4)	—	—
Net other operating (income) loss	(58)	8	(11)